Vessels, net (Details Narrative)	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended			6 Months Ended		7 Months Ended	8 Months Ended				9 Months Ended	10 Months Ended		11 Months Ended				12 Months Ended
	Feb. 04, 2025 USD ($)	Jan. 22, 2024 USD ($)	Mar. 06, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 13, 2022 USD ($)	Apr. 29, 2022 USD ($)	May 28, 2024 USD ($)	Jun. 05, 2023 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 11, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 16, 2023 USD ($)	Sep. 30, 2023 USD ($)	Oct. 23, 2024 USD ($)	Nov. 08, 2023 USD ($)	Nov. 30, 2025 USD ($)	Dec. 03, 2024 USD ($)	Nov. 19, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment																								$ 0	$ 1,891,000	$ 4,400,000
Repayment of Sellers' Credit										$ 19,000,000.0
Gains on disposals of property, plant and equipment																								$ 2,137,000	2,000	3,876,000
Credit facility collateral description																								five of the Company’s vessels, with aggregate carrying value $112.0 million (absolute amount), have been pledged as collateral to secure the bank loans
Impairment loss																								$ 0	0	0
Payments Of Deferred Dry Docking Costs																								$ 5,115,000	$ 2,344,000	$ 10,433,000
Calypso Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type						bulk carrier
Vessel Capacity						64,000
Additions other than through business combinations, property, plant and equipment						$ 37,500,000
Cash advances and loans made to other parties, classified as investing activities		$ 18,500,000		$ 3,800,000					$ 7,400,000								$ 3,700,000						$ 3,700,000
Vessel Delivery Date						Jan. 25, 2024
Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type					bulk carriers
Vessel Delivery Date					Sep. 20, 2024
Daxos Maritime Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Capacity					64,000
Vessel Delivery Date					Aug. 20, 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment					$ 70,300,000
Sun Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date			Jun. 05, 2023
Vessel year built			2007
Net Proceeds from sale of vessel			$ 14,100,000
Disposal			$ 13,617,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment				$ 4,400,000
Gain on vessels sale								$ 71,000
Sky Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date												Sep. 07, 2023
Vessel year built												2009
Net Proceeds from sale of vessel																			$ 10,700,000
Gain on vessels sale												$ 2,200,000
Star Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date																Sep. 13, 2023
Vessel year built																2010
Net Proceeds from sale of vessel																$ 11,200,000
Gain on vessels sale																$ 1,600,000
Two newbuild bulk carriers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type															bulk carriers
Vessel Capacity															64,000
Additions other than through business combinations, property, plant and equipment															$ 75,500,000
Cash advances and loans made to other parties, classified as investing activities													$ 7,500,000	$ 7,500,000						$ 7,500,000
Vessel Delivery date															second half of 2026
Moon Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date							Jul. 08, 2024
Vessel year built							2005
Net Proceeds from sale of vessel							$ 11,500,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment											$ 1,891,000
G L B S Angel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type																		Kamsarmax
Cash advances and loans made to other parties, classified as investing activities																						$ 18,000,000.0
Vessel Delivery Date																		Nov. 19, 2024
Vessel year built																		2016
Purchase of property, plant and equipment, classified as Investing activities																		$ 27,500,000
G L B S Gigi [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type																		Kamsarmax
Cash advances and loans made to other parties, classified as investing activities																					$ 17,000,000.0
Vessel Delivery Date																		Dec. 03, 2024
Vessel year built																		2014
Purchase of property, plant and equipment, classified as Investing activities																		$ 26,500,000
River Globe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Delivery Date	Mar. 17, 2025
Vessel year built	2007
Net Proceeds from sale of vessel	$ 8,550,000
Gains on disposals of property, plant and equipment	$ 2,100,000